1933 Act File No. 33-3164
                                             1940 Act File No. 811-4577

                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                               Form N-1A

  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  X

    Pre-Effective Amendment No.        .............

    Post-Effective Amendment No.  44    ............       X

                                 and/or

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
  X

    Amendment No.   37   ...........................       X

                    FEDERATED INCOME SECURITIES TRUST
           (Exact Name of Registrant as Specified in Charter)

                        Federated Investors Funds
                          5800 Corporate Drive
                   Pittsburgh, Pennsylvania 15237-7000
                (Address of Principal Executive Offices)

                             (412) 288-1900
                     (Registrant's Telephone Number)

                       John W. McGonigle, Esquire
                        Federated Investors Tower
                           1001 Liberty Avenue
                   Pittsburgh, Pennsylvania 15222-3779
                 (Name and Address of Agent for Service)
            (Notices should be sent to the Agent for Service)

  It is proposed that this filing will become effective:

     _ immediately upon filing pursuant to paragraph (b) on ____________ pursuant to paragraph (b)
    X 60 days after filing pursuant to paragraph (a)(i) on ____________ pursuant to paragraph (a)(i)
           75 days after filing pursuant to paragraph (a)(ii) on ____________ pursuant to paragraph (a)(ii) of Rule 485.

  If appropriate, check the following box:

           This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                               Copies To:

  Matthew G. Maloney, Esquire
  Dickstein Shapiro Morin & Oshinsky LLP
  2101 L Street, N.W.
  Washington, D.C.  20037






FEDERATED INTERMEDIATE CORPORATE BOND FUND

(formerly, Federated Intermediate Income Fund)

A Portfolio of Federated Income Securities Trust (Trust)

prospectus
June 30, 2004



institutional service shares

A mutual fund seeking to provide current income by investing in a diversified portfolio of investment grade fixed income securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.







Contents
Risk/Return Summary
What are the Fund's Fees and Expenses?
What are the Fund's Investment Strategies?
What are the Principal Securities in Which the Fund Invests?
What are the Specific Risks of Investing in the Fund?
What Do Shares Cost?
How is the Fund Sold?
How to Purchase Shares
How to Redeem Shares
Account and Share Information
Who Manages the Fund?
Legal Proceedings
Financial Information








 Not FDIC Insured    May Lose Value   No Bank Guarantee

RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund's investment objective is to provide current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
The Fund invests in a diversified portfolio of investment grade fixed income securities consisting primarily of corporate debt securities, U.S. government mortgage backed securities, and U.S. Treasury and agency securities. The Fund's investment adviser (Adviser) seeks to enhance the Fund's performance by allocating relatively more of its portfolio to the security type that the Adviser expects to offer the best balance between current income and risk. The fund may invest in derivitive contracts to implement its investment strategies as more fully described herein.
  The Fund intends to invest in securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those by the Government National Mortgage Association. Finally, the Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.
  Although the value of the Fund's Shares will fluctuate, the Adviser will seek to manage the magnitude of fluctuation by limiting, under normal market conditions, the Fund's dollar-weighted average maturity to between three and ten years and dollar-weighted average duration to between three and seven years. Maturity reflects the time until a fixed income security becomes payable. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
|X|   Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
|X|   Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
|X|   Call and Prepayment Risks. The Fund's performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below its current market value. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.
|X|   Liquidity Risks. The fixed income securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund could incur losses.
|X|   Leverage Risks.  Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
|X|   Risks of Foreign Investing. Because the Fund invests in securities issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
|X|   Risks Associated with Complex CMOs. The Fund may invest a portion of its assets in securities rated below investment grade which may be subject to greater interest rate, credit and liquidity risks than investment grade securities.
|X|   Risks of Investing in Derivative Contracts. Changes in the value of the derivative contract and hybrid instruments in which the Fund invests may not be correlated with changes in the value of the underlying asset or, if they are correlated, may move in the opposite direction than originally anticipated. Also, derivative contracts and hybrid instruments may involve other risks described in this prospectus, such as interest rate, credit, liquidity and leverage risks.
The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance
Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table


The graphic presentation displayed here consists of a bar chart representing the annual total return of the Federated Intermediate Corporate Bond Fund as of the calendar year-ended December 31, 2002.


The `y' axis reflects the "% Total Return" beginning with "-5%" and increasing in increments of .5% up to 25%.


The `x' axis represents calculation periods from the earliest first full calendar year-end of the Fund's start of business through the calendar year ended 2002. The light gray shaded chart features one distinct vertical bar, shaded in charcoal, and is visually represented by height with the total return percentage for the calendar year stated directly at its base. The calculated total return percentage for the Fund for the calendar year is stated directly at the bottom of the respective bar, for the calendar year 2002, The percentage noted is: 9.18%.



Average Annual Total Return Table

(TO BE FILED BY AMENDMENT)



WHAT ARE THE FUND'S FEES AND EXPENSES?


(TO BE FILED BY AMENDMENT)





WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

The Adviser actively manages the Fund's portfolio seeking current income within the Fund's investment policy parameters for limiting credit risk and Share price volatility attributable to interest rate risk. The Fund limits credit risk by investing exclusively in a diversified portfolio of investment grade fixed income securities, consisting primarily of corporate debt securities, U.S. government issued mortgage backed securities, and U.S. Treasury and agency securities. Investment grade securities are rated in one of the four highest categories (BBB or higher) by a nationally recognized statistical rating organization ("NRSRO"), or if unrated, of comparable quality as determined by the Adviser. A description of the various types of securities in which the Fund invests, and their risks, immediately follows this strategy section.

The Fund's Share price volatility attributable to interest rate risk is managed by maintaining, under normal market conditions, a dollar-weighted average portfolio duration of between three and seven years. Further, the dollar-weighted average portfolio maturity of the Fund will normally be between three and ten years.

Within the Fund's three to seven-year portfolio duration range, the Adviser may seek to change the Fund's interest rate volatility exposure, by lengthening or shortening duration from time-to-time based on its interest rate outlook. If the Adviser expects interest rates to decline, it will generally lengthen the Fund's duration. If the Adviser expects interest rates to increase, it will generally shorten the Fund's duration. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors, such as:

|X|   current and expected U.S. growth;
|X|   current and expected interest rates and inflation;
|X|   the Federal Reserve Board's monetary policy; and
|X|   changes in the supply of or demand for U.S. government securities.
In addition to managing the Fund's portfolio duration, the Adviser seeks to enhance the Fund's current income by selecting securities, within the Fund's credit quality range, that the Adviser expects will offer the best relative value. In other words, in selecting securities, the Adviser assesses whether the Fund will be adequately compensated for assuming the risks (such as credit risk) of a particular security by comparing the security to other securities without those risks. The Adviser continually analyzes a variety of economic and market indicators in order to arrive at the projected yield "spread" of each security type. (The spread is the difference between the yield of a security versus the yield of a U.S. Treasury security with a comparable average life.) The security's projected spread is weighed against the security's credit risk (in the case of corporate securities) and its risk of prepayment (in the case of mortgage backed securities) in order to complete the analysis.

Corporate debt securities generally offer higher yields than U.S. government securities to compensate for credit risk. Similarly, asset and mortgage backed securities generally offer higher yields versus U.S. Treasury securities and non- mortgage backed agency securities, to compensate for prepayment risk. The Adviser invests the Fund's portfolio seeking the higher relative returns of corporate debt securities and asset and mortgage backed securities, when available, while maintaining appropriate portfolio diversification and attempting to limit the associated credit or prepayment risks.

The Adviser attempts to manage the Fund's credit risk by selecting corporate debt securities that make default in the payment of principal and interest less likely. The Adviser uses corporate earnings analysis to determine which business sectors and credit ratings are most advantageous for investment by the Fund. In selecting individual corporate fixed income securities, the Adviser analyzes a company's business, competitive position, and financial condition to assess whether the security's credit risk is commensurate with its potential return.

The Adviser attempts to manage the Fund's prepayment risk by selecting mortgage backed securities with characteristics that make prepayment less likely. Characteristics that the Adviser may consider in selecting securities include the average interest rates of the underlying mortgages and the federal agencies (if any) that securitize the mortgages. The Adviser attempts to assess the relative returns and risks for mortgage backed securities by analyzing how the timing, amount and division of cash flows might change in response to changing economic and market conditions.

There is no assurance that the Adviser's efforts to forecast market interest rates and assess the impact of market interest rates in particular will be successful.



The Adviser may opportunistically invest in derivative contracts or hybrid instruments to efficiently implement the Fund's overall investment strategies. The following examples illustrate some, but not all, of the specific ways in which the Fund may use derivative contracts or hybrid instruments. First, the Adviser may use derivatives to increase or decrease the Fund's exposure to an underlying asset without actually buying or selling the asset. Second, the Fund may invest in derivatives or hybrids that are designed to have risk/return characteristics similar to the Fund's benchmark or another diversified basket of individual securities, as a way to quickly or cost effectively adjust the Fund's exposure to the investment grade debt market. Finally, the Adviser may use derivatives to implement the Fund's hedging strategies, as more fully described below.

Because the Fund refers to corporate fixed income investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in corporate fixed income investments.




Hedging
Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different derivatives contracts, or derivatives contracts and securities. The Fund's ability to hedge may be limited by the costs of the derivatives contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that (1) hedge only a portion of its portfolio, (2) use derivatives contracts that cover a narrow range of circumstances or
(3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.




Temporary Defensive Investments
The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.


WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which the Fund may invest.


Treasury Securities
Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.




Agency Securities
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.


Investors regard agency securities as having low credit risks, but not as low as Treasury securities. A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.



Corporate Debt Securities
Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.



Asset Backed Securities
Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities, such as corporate debt securities) may be used to create an asset backed security. Asset backed securities may take the form of notes or pass through certificates.




Mortgage Backed Securities
Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments on to the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.




Collateralized Mortgage Obligations (CMOs)
CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.




Investment Ratings for Investment Grade Securities
The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more NRSROs. For example, Standard & Poor's (S&P), a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade. If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.




Foreign Securities
Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

|X|   it is organized under the laws of, or has a principal office located in, another country;
|X|   the principal trading market for its securities is in another country;
   or
|X|   it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.
The foreign securities in wich the Fund invests will be predominamtly denominated in the U.S. dollar. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to risks of foreign investing.


Foreign Government Securities
Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

Derivative Contracts
Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, commodities, currencies, financial indices or other assets or instruments. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset or instrument. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending on how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset or instrument, derivative contracts may increase or decrease the Fund's exposure to interest rate and credit risks, and may also expose the fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts, including combinations thereof:


Futures Contracts
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded OTC are frequently referred to as forward contracts. The Fund can buy or sell financial futures and index futures.



Options
Options are rights to buy or sell an underlying asset or instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of underlying assets or instruments, including financial indices, individual securities, and other derivative instruments, such as futures contracts.


Swaps
Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms. Common types of swaps in which the Fund may invest include interest rate swaps, total return swaps, credit default swaps and caps and floors.

HYBRID INSTRUMENTS
Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.
The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater interest rate risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.


Credit Linked Notes
A credit linked note ("CLN") is a type of hybrid instrument in which a special purpose entity issues a structured note (the "Note Issuer") that is intended to replicate a corporate bond or a portfolio of corporate bonds. The purchaser of the CLN (the "Note Purchaser") invests a par amount and receives a payment during the term of the CLN that equals a fixed or floating rate of interest equivalent to a high rated funded asset (such as a bank certificate of deposit) plus an additional premium that relates to taking on the credit risk of an identified bond (the "Reference Bond"). Upon maturity of the CLN, the Note Purchaser will receive a payment equal to (i) the original par amount paid to the Note Issuer, if there is neither a designated event of default (an "Event of Default") with respect to the Reference Bond nor a restructuring of the issuer of the Reference Bond (a "Restructuring Event") or (ii) the value of the Reference Bond, if an Event of Default or a Restructuring Event has occurred. Depending upon the terms of the CLN, it is also possible that the Note Purchaser may be required to take physical deliver of the Reference Bond in the event of an Event of Default or a Restructuring Event.


INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES
The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more NRSROs. For example, Standard & Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A,164 and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.





WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

Interest Rate Risks
Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.


Credit Risks
Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.




CALL AND PREPAYMENT RISKS
Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks or other less favorable characteristics, which may result in a decline in income and the lost opportunity for additional price appreciation on the falling interest rates.
Unlike traditional fixed income securities, which may pay a fixed rate of interest until maturity, when the entire principal amount is due, payments on mortgage backed securities include both interest and a partial payment of principal. This partial payment of principal may be composed of a scheduled principal payment as well as an unscheduled payment from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled payments of principal can adversely affect the price and yield of mortgage backed securities. For example, during periods of declining interest rates, prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, like other interest-bearing securities, the values of mortgage backed securities generally fall when interest rates rise. Since rising interest rates generally result in decreased prepayments of mortgage backed securities, this could cause mortgage securities to have greater average lives than expected and their value may decline more than other fixed income securities. Conversely, when interest rates fall, their potential for capital appreciation is limited due to the existence of the prepayment feature.

Generally, mortgage backed securities compensate for greater prepayment risk by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the security to decline. Spreads generally increase in response to adverse economic or market conditions.

RISKS OF FOREIGN INVESTING
Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.
Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

RISKS OF INVESTING IN DERIVATIVE CONTRACTS AND HYBRID INSTRUMENTS
The Fund's use of derivative contracts and hybrid instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts and hybrid instruments in which the Fund invests may not be correlated with changes in the value of the underlying asset or if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivatives contracts and hybrid instruments may be mispriced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty. Finally, derivative contracts and hybrid instruments may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Derivative contracts and hybrid instruments may also involve other risks described in this prospectus, such as interest rate, credit, liquidity and leverage risks.


Liquidity Risks
|X|   Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.
|X|   OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Leverage Risks
|X|   Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
|X|   Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.


WHAT DO SHARES COST?



You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). If the Fund purchases foreign securities that trade in foreign markets on days the NYSE is closed, the value of the Fund's assets may change on days you cannot purchase or redeem shares. The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.



The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


HOW IS THE FUND SOLD?

The Fund offers two Share classes: Institutional Service Shares and Institutional Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. All Share classes have different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to retail and private banking customers of financial institutions or to individuals, directly or through investment professionals.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


RULE 12B-1 PLAN
The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Institutional Service Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.


HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.


THROUGH AN INVESTMENT PROFESSIONAL
|X|   Establish an account with the investment professional; and
|X|   Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.
Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."


DIRECTLY FROM THE FUND
|X|   Establish your account with the Fund by submitting a completed New
   Account Form; and
|X|   Send your payment to the Fund by Federal Reserve wire or check.
You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.


By Wire
Send your wire to:

   State Street Bank and Trust Company
   Boston, MA
   Dollar Amount of Wire
   ABA Number 011000028
   Attention: EDGEWIRE
   Wire Order Number, Dealer Number or Group Number
   Nominee/Institution Name
   Fund Name and Number and Account Number
You cannot purchase Shares by wire on holidays when wire transfers are restricted.




By Check
Make your check payable to The Federated Funds, note your account number on the check, and send it to:

   Federated Shareholder Services Company
   P.O. Box 8600
   Boston, MA 02266-8600
If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

   Federated Shareholder Services Company
   1099 Hingham Street
   Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.


BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.


HOW TO REDEEM SHARES

You should redeem Shares:

|X|   through an investment professional if you purchased Shares through an investment professional; or
|X|   directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.


DIRECTLY FROM THE FUND

By Telephone
You may redeem Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.




By Mail
You may redeem Shares by sending a written request to the Fund.



You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

   Federated Shareholder Services Company
   P.O. Box 8600
   Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:

   Federated Shareholder Services Company
   1099 Hingham Street
   Rockland, MA 02370-3317
All requests must include:

|X|   Fund Name and Share Class, account number and account registration;
|X|   amount to be redeemed; and
|X|   signatures of all shareholders exactly as registered.
Call your investment professional or the Fund if you need special instructions.


Signature Guarantees
Signatures must be guaranteed if:

|X|   your redemption will be sent to an address other than the address of record;
|X|   your redemption will be sent to an address of record that was changed within the last 30 days; or
|X|   a redemption is payable to someone other than the shareholder(s) of record.
A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.


PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

|X|   an electronic transfer to your account at a financial institution that is an ACH member; or
|X|   wire payment to your account at a domestic commercial bank that is a
   Federal Reserve System member.

Redemption in Kind
Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.


LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

|X|   to allow your purchase to clear;
|X|   during periods of market volatility; or
|X|   when a shareholder's trade activity or amount adversely impacts the
   Fund's ability to manage its assets.
You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.


ADDITIONAL CONDITIONS

Telephone Transactions
The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


Share Certificates
The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.


ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS
You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.


DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.



If you purchase Shares just before the record date for a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.




ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions use the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.


TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.


WHO MANAGES THE FUND?



The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The address of the Adviser and FASC is: Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.


The Adviser and other subsidiaries of Federated advise approximately 136 mutual funds and a variety of separate accounts, which totaled approximately $198 billion in assets as of December 31, 2003. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,650 employees. More than 5,000 investment professionals make Federated funds available to their customers. The Fund's portfolio managers are:



Joseph M. Balestrino
Joseph M. Balestrino has been the Fund's Portfolio Manager since
January 1994. He is Vice President of the Trust. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.


Christopher J. Smith
Christopher J. Smith has been the Fund's Portfolio Manager since June 2000. Mr. Smith joined Federated in 1995 as a Portfolio Manager and a Vice President of a Federated advisory subsidiary. He has been a Vice President of the Fund's Adviser since 1997. He was an Assistant Vice President of Provident Life & Accident Insurance Company from 1987 through 1994.
Mr. Smith is a Chartered Financial Analyst. He received his M.A. in Economics and Finance from the University of Kentucky.


Susan M. Nason
Susan M. Nason has been the Fund's Portfolio Manager since December 1993. Ms. Nason joined Federated in 1987 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1997. Ms. Nason served as a Portfolio Manager and Vice President of the Adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.


Advisory Fees
The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.




LEGAL PROCEEDINGS

Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds' advisers and distributor (collectively, "Federated"), received detailed requests for information on shareholder trading activities in the Federated funds ("Funds") from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.

As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated's internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds' closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Federated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the "About Us" section of Federated's website www.federatedinvestors.com, and any future press releases on this subject will also be posted there.

Shortly after Federated's first public announcement concerning the foregoing matters, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The board of the Funds has retained the law firm of Dickstein, Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.



FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS
The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.



A Statement of Additional Information (SAI) dated June XX, 2004, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi- Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's Internet site at www.federatedinvestors.com.



You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-4577

Cusip 31420C506



3090804A-SS (6/04)





FEDERATED INTERMEDIATE CORPORATE BOND FUND

(formerly, Federated Intermediate Income Fund)

A Portfolio of Federated Income Securities Trust (Trust)

prospectus
June 30, 2004



institutional shares

A mutual fund seeking to provide current income by investing in a diversified portfolio of investment grade fixed income securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.














Contents
Risk/Return Summary
What are the Fund's Fees and Expenses?
What are the Fund's Investment Strategies?
What are the Principal Securities in Which the Fund Invests?
What are the Specific Risks of Investing in the Fund?
What Do Shares Cost?
How is the Fund Sold?
How to Purchase Shares
How to Redeem Shares
Account and Share Information
Who Manages the Fund?
Legal Proceedings
Financial Information







Not FDIC Insured   May Lose Value    No Bank Guarantee



RISK/RETURN SUMMARY

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund's investment objective is to provide current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
The Fund invests in a diversified portfolio of investment grade fixed income securities consisting primarily of corporate debt securities, U.S. government mortgage backed securities, and U.S. Treasury and agency securities. The Fund's investment adviser (Adviser) seeks to enhance the Fund's performance by allocating relatively more of its portfolio to the security type that the Adviser expects to offer the best balance between current income and risk. The fund may invest in derivitive contracts to implement its investment strategies as more fully described herein.
  The Fund intends to invest in securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those by the Government National Mortgage Association. Finally, the Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

  Although the value of the Fund's Shares will fluctuate, the Adviser will seek to manage the magnitude of fluctuation by limiting, under normal market conditions, the Fund's dollar-weighted average maturity to between three and ten years and dollar-weighted average duration to between three and seven years. Maturity reflects the time until a fixed income security becomes payable. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:
|X|   Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.
|X|   Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.
|X|   Call and Prepayment Risks. The Fund's performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below its current market value. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.
|X|   Liquidity Risks. The fixed income securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund could incur losses.
|X|   Leverage Risks.  Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
|X|   Risks of Foreign Investing. Because the Fund invests in securities issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
|X|   Risks Associated with Complex CMOs. The Fund may invest a portion of its assets in securities rated below investment grade which may be subject to greater interest rate, credit and liquidity risks than investment grade securities.
|X|   Risks of Investing in Derivative Contracts. Changes in the value of the derivative contract and hybrid instruments in which the Fund invests may not be correlated with changes in the value of the underlying asset or, if they are correlated, may move in the opposite direction than originally anticipated. Also, derivative contracts and hybrid instruments may involve other risks described in this prospectus, such as interest rate, credit, liquidity and leverage risks.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table



The graphic presentation displayed here consists of a bar chart representing the annual total return of the Federated Intermediate Corporate Bond Fund as of the calendar year-ended December 31, 2002.


The `y' axis reflects the "% Total Return" beginning with "-5%" and increasing in increments of .5% up to 25%.


The `x' axis represents calculation periods from the earliest first full calendar year-end of the Fund's start of business through the calendar year ended 2002. The light gray shaded chart features one distinct vertical bar, shaded in charcoal, and is visually represented by height with the total return percentage for the calendar year stated directly at its base. The calculated total return percentage for the Fund for the calendar year is stated directly at the bottom of the respective bar, for the calendar year 2002, The percentage noted is: 8.91%.




Average Annual Total Return Table

(TO BE FILED BY AMENDMENT)


WHAT ARE THE FUND'S FEES AND EXPENSES?


(TO BE FILED BY AMENDMENT)




WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

The Adviser actively manages the Fund's portfolio seeking current income within the Fund's investment policy parameters for limiting credit risk and Share price volatility attributable to interest rate risk. The Fund limits credit risk by investing exclusively in a diversified portfolio of investment grade fixed income securities, consisting primarily of corporate debt securities, U.S. government issued mortgage backed securities, and U.S. Treasury and agency securities. Investment grade securities are rated in one of the four highest categories (BBB or higher) by a nationally recognized statistical rating organization ("NRSRO"), or if unrated, of comparable quality as determined by the Adviser. A description of the various types of securities in which the Fund invests, and their risks, immediately follows this strategy section.

The Fund's Share price volatility attributable to interest rate risk is managed by maintaining, under normal market conditions, a dollar-weighted average portfolio duration of between three and seven years. Further, the dollar-weighted average portfolio maturity of the Fund will normally be between three and ten years.

Within the Fund's three to seven-year portfolio duration range, the Adviser may seek to change the Fund's interest rate volatility exposure, by lengthening or shortening duration from time-to-time based on its interest rate outlook. If the Adviser expects interest rates to decline, it will generally lengthen the Fund's duration. If the Adviser expects interest rates to increase, it will generally shorten the Fund's duration. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors, such as:

|X|   current and expected U.S. growth;
|X|   current and expected interest rates and inflation;
|X|   the Federal Reserve Board's monetary policy; and
|X|   changes in the supply of or demand for U.S. government securities.
In addition to managing the Fund's portfolio duration, the Adviser seeks to enhance the Fund's current income by selecting securities, within the Fund's credit quality range, that the Adviser expects will offer the best relative value. In other words, in selecting securities, the Adviser assesses whether the Fund will be adequately compensated for assuming the risks (such as credit risk) of a particular security by comparing the security to other securities without those risks. The Adviser continually analyzes a variety of economic and market indicators in order to arrive at the projected yield "spread" of each security type. (The spread is the difference between the yield of a security versus the yield of a U.S. Treasury security with a comparable average life.) The security's projected spread is weighed against the security's credit risk (in the case of corporate securities) and its risk of prepayment (in the case of mortgage backed securities) in order to complete the analysis.

Corporate debt securities generally offer higher yields than U.S. government securities to compensate for credit risk. Similarly, asset and mortgage backed securities generally offer higher yields versus
U.S. Treasury securities and non- mortgage backed agency securities, to compensate for prepayment risk. The Adviser invests the Fund's portfolio seeking the higher relative returns of corporate debt securities and asset and mortgage backed securities, when available, while maintaining appropriate portfolio diversification and attempting to limit the associated credit or prepayment risks.

The Adviser attempts to manage the Fund's credit risk by selecting corporate debt securities that make default in the payment of principal and interest less likely. The Adviser uses corporate earnings analysis to determine which business sectors and credit ratings are most advantageous for investment by the Fund. In selecting individual corporate fixed income securities, the Adviser analyzes a company's business, competitive position, and financial condition to assess whether the security's credit risk is commensurate with its potential return.

The Adviser attempts to manage the Fund's prepayment risk by selecting mortgage backed securities with characteristics that make prepayment less likely. Characteristics that the Adviser may consider in selecting securities include the average interest rates of the underlying mortgages and the federal agencies (if any) that securitize the mortgages. The Adviser attempts to assess the relative returns and risks for mortgage backed securities by analyzing how the timing, amount and division of cash flows might change in response to changing economic and market conditions.

There is no assurance that the Adviser's efforts to forecast market interest rates and assess the impact of market interest rates in particular will be successful.



The Adviser may opportunistically invest in derivative contracts or hybrid instruments to efficiently implement the Fund's overall investment strategies. The following examples illustrate some, but not all, of the specific ways in which the Fund may use derivative contracts or hybrid instruments. First, the Adviser may use derivatives to increase or decrease the Fund's exposure to an underlying asset without actually buying or selling the asset. Second, the Fund may invest in derivatives or hybrids that are designed to have risk/return characteristics similar to the Fund's benchmark or another diversified basket of individual securities, as a way to quickly or cost effectively adjust the Fund's exposure to the investment grade debt market. Finally, the Adviser may use derivatives to implement the Fund's hedging strategies, as more fully described below.

Because the Fund refers to corporate fixed income investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in corporate fixed income investments.


Hedging
Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different derivatives contracts, or derivatives contracts and securities. The Fund's ability to hedge may be limited by the costs of the derivatives contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that (1) hedge only a portion of its portfolio, (2) use derivatives contracts that cover a narrow range of circumstances or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.




Temporary Defensive Investments
The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.


WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which the Fund may invest.


Treasury Securities
Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.




Agency Securities
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.


Investors regard agency securities as having low credit risks, but not as low as Treasury securities. A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.



Corporate Debt Securities
Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.


Asset Backed Securities
Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities, such as corporate debt securities) may be used to create an asset backed security. Asset backed securities may take the form of notes or pass through certificates.


Mortgage Backed Securities
Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass- through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments on to the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.


Collateralized Mortgage Obligations (CMOs)
CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.


Investment Ratings for Investment Grade Securities
The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more NRSROs. For example, Standard & Poor's (S&P), a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade. If a security is downgraded below the minimum quality grade discussed above, the Adviser will reevaluate the security, but will not be required to sell it.




Foreign Securities
Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

|X|   it is organized under the laws of, or has a principal office located in, another country;
|X|   the principal trading market for its securities is in another country; or
|X|   it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.
The foreign securities in wich the Fund invests will be predominamtly denominated in the U.S. dollar. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to risks of foreign investing.


Foreign Government Securities
Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

Derivative Contracts
Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, commodities, currencies, financial indices or other assets or instruments. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset or instrument. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending on how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset or instrument, derivative contracts may increase or decrease the Fund's exposure to interest rate and credit risks, and may also expose the fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts, including combinations thereof:


Futures Contracts
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded OTC are frequently referred to as forward contracts. The Fund can buy or sell financial futures and index futures.



Options
Options are rights to buy or sell an underlying asset or instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of underlying assets or instruments, including financial indices, individual securities, and other derivative instruments, such as futures contracts.


Swaps
Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms. Common types of swaps in which the Fund may invest include interest rate swaps, total return swaps, credit default swaps and caps and floors.

HYBRID INSTRUMENTS
Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.
The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater interest rate risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.


Credit Linked Notes
A credit linked note ("CLN") is a type of hybrid instrument in which a special purpose entity issues a structured note (the "Note Issuer") that is intended to replicate a corporate bond or a portfolio of corporate bonds. The purchaser of the CLN (the "Note Purchaser") invests a par amount and receives a payment during the term of the CLN that equals a fixed or floating rate of interest equivalent to a high rated funded asset (such as a bank certificate of deposit) plus an additional premium that relates to taking on the credit risk of an identified bond (the "Reference Bond"). Upon maturity of the CLN, the Note Purchaser will receive a payment equal to (i) the original par amount paid to the Note Issuer, if there is neither a designated event of default (an "Event of Default") with respect to the Reference Bond nor a restructuring of the issuer of the Reference Bond (a "Restructuring Event") or (ii) the value of the Reference Bond, if an Event of Default or a Restructuring Event has occurred. Depending upon the terms of the CLN, it is also possible that the Note Purchaser may be required to take physical deliver of the Reference Bond in the event of an Event of Default or a Restructuring Event.


INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES
The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more NRSROs. For example, Standard & Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A,164 and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.





WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?
Interest Rate Risks
Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.


Credit Risks
Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as S&P and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.



CALL AND PREPAYMENT RISKS
Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks or other less favorable characteristics, which may result in a decline in income and the lost opportunity for additional price appreciation on the falling interest rates.
Unlike traditional fixed income securities, which may pay a fixed rate of interest until maturity, when the entire principal amount is due, payments on mortgage backed securities include both interest and a partial payment of principal. This partial payment of principal may be composed of a scheduled principal payment as well as an unscheduled payment from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled payments of principal can adversely affect the price and yield of mortgage backed securities. For example, during periods of declining interest rates, prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, like other interest-bearing securities, the values of mortgage backed securities generally fall when interest rates rise. Since rising interest rates generally result in decreased prepayments of mortgage backed securities, this could cause mortgage securities to have greater average lives than expected and their value may decline more than other fixed income securities. Conversely, when interest rates fall, their potential for capital appreciation is limited due to the existence of the prepayment feature.

Generally, mortgage backed securities compensate for greater prepayment risk by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the security to decline. Spreads generally increase in response to adverse economic or market conditions.

RISKS OF FOREIGN INVESTING
Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.
Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.


RISKS OF INVESTING IN DERIVATIVE CONTRACTS AND HYBRID INSTRUMENTS
The Fund's use of derivative contracts and hybrid instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts and hybrid instruments in which the Fund invests may not be correlated with changes in the value of the underlying asset or if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivatives contracts and hybrid instruments may be mispriced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty. Finally, derivative contracts and hybrid instruments may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Derivative contracts and hybrid instruments may also involve other risks described in this prospectus, such as interest rate, credit, liquidity and leverage risks.


Liquidity Risks
|X|   Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.
|X|   OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Leverage Risks
|X|   Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
|X|   Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

WHAT DO SHARES COST?

You can purchase or redeem Shares any day the New York Stock Exchange
(NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). If the Fund purchases foreign securities that trade in foreign markets on days the NYSE is closed, the value of the Fund's assets may change on days you cannot purchase or redeem shares. The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.



The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


HOW IS THE FUND SOLD?

The Fund offers two Share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. All Share classes have different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to retail and private banking customers of financial institutions or to individuals, directly or through investment professionals.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.


THROUGH AN INVESTMENT PROFESSIONAL
|X|   Establish an account with the investment professional; and
|X|   Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.
Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."


DIRECTLY FROM THE FUND
|X|   Establish your account with the Fund by submitting a completed New
   Account Form; and
|X|   Send your payment to the Fund by Federal Reserve wire or check.
You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.


By Wire
Send your wire to:

   State Street Bank and Trust Company
   Boston, MA
   Dollar Amount of Wire
   ABA Number 011000028
   Attention: EDGEWIRE
   Wire Order Number, Dealer Number or Group Number
   Nominee/Institution Name
   Fund Name and Number and Account Number
You cannot purchase Shares by wire on holidays when wire transfers are restricted.




By Check
Make your check payable to The Federated Funds, note your account number on the check, and send it to:

   Federated Shareholder Services Company
   P.O. Box 8600
   Boston, MA 02266-8600
If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

   Federated Shareholder Services Company
   1099 Hingham Street
   Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The
Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.


BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.


HOW TO REDEEM SHARES

You should redeem Shares:

|X|   through an investment professional if you purchased Shares through an investment professional; or
|X|   directly from the Fund if you purchased Shares directly from the
   Fund.

THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.


DIRECTLY FROM THE FUND

By Telephone
You may redeem Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.


By Mail
You may redeem Shares by sending a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

   Federated Shareholder Services Company
   P.O. Box 8600
   Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:

   Federated Shareholder Services Company
   1099 Hingham Street
   Rockland, MA 02370-3317
All requests must include:

|X|   Fund Name and Share Class, account number and account registration;
|X|   amount to be redeemed; and
|X|   signatures of all shareholders exactly as registered.
Call your investment professional or the Fund if you need special instructions.


Signature Guarantees
Signatures must be guaranteed if:

|X|   your redemption will be sent to an address other than the address of record;
|X|   your redemption will be sent to an address of record that was changed within the last 30 days; or
|X|   a redemption is payable to someone other than the shareholder(s) of record.
A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.


PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

|X|   an electronic transfer to your account at a financial institution that is an ACH member; or
|X|   wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind
Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.


LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

|X|   to allow your purchase to clear;
|X|   during periods of market volatility; or
|X|   when a shareholder's trade activity or amount adversely impacts the
   Fund's ability to manage its assets.
You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.


ADDITIONAL CONDITIONS

Telephone Transactions
The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


Share Certificates
The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.


ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS
You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.


DIVIDENDS AND CAPITAL GAINS
The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.



If you purchase Shares just before the record date for a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.




ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions use the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.


TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.




WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The address of the Adviser and FASC is: Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.


The Adviser and other subsidiaries of Federated advise approximately 136 mutual funds and a variety of separate accounts, which totaled approximately $198 billion in assets as of December 31, 2003. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,650 employees. More than 5,000 investment professionals make Federated funds available to their customers. The Fund's portfolio managers are:



The Fund's portfolio managers are:

Joseph M. Balestrino
Joseph M. Balestrino has been the Fund's Portfolio Manager since January 1994. He is Vice President of the Trust. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.


Christopher J. Smith
Christopher J. Smith has been the Fund's Portfolio Manager since
June 2000. Mr. Smith joined Federated in 1995 as a Portfolio Manager and a Vice President of a Federated advisory subsidiary. He has been a Vice President of the Fund's Adviser since 1997. He was an Assistant Vice President of Provident Life & Accident Insurance Company from 1987 through 1994. Mr. Smith is a Chartered Financial Analyst. He received his M.A. in Economics and Finance from the University of Kentucky.


Susan M. Nason
Susan M. Nason has been the Fund's Portfolio Manager since
December 1993. Ms. Nason joined Federated in 1987 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1997. Ms. Nason served as a Portfolio Manager and Vice President of the Adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.


Advisory Fees
The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.




LEGAL PROCEEDINGS

Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds' advisers and distributor (collectively, "Federated"), received detailed requests for information on shareholder trading activities in the Federated funds ("Funds") from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.

As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated's internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds' closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Federated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the "About Us" section of Federated's website www.federatedinvestors.com, and any future press releases on this subject will also be posted there.

Shortly after Federated's first public announcement concerning the foregoing matters, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The board of the Funds has retained the law firm of Dickstein, Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.






FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS
The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.



A Statement of Additional Information (SAI) dated June XX, 2004, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi- Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

These documents, as well as additional information about the Fund
(including portfolio holdings, performance and distributions), are also available on Federated's Internet site at www.federatedinvestors.com.



You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-4577

Cusip 31420C407



3090804A-IS (6/04)





FEDERATED INTERMEDIATE CORPORATE BOND FUND

(formerly, Federated Intermediate Income Fund)

A Portfolio of Federated Income Securities Trust

Statement of additional Information
June 30, 2004

institutional shares
institutional service shares

This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Federated Intermediate Corporate Bond Fund (Fund) Institutional Shares and Institutional Service Shares (Shares), dated June 30, 2004. This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectuses or the Annual Report without charge by calling 1-800-341-7400.


3090804B (6/04)








contents
How is the Fund Organized?...........
Investment Strategies................
Securities in Which the Fund Invests
What Do Shares Cost?.................
How is the Fund Sold?................
Subaccounting Services...............
Redemption in Kind...................
Massachusetts Partnership Law........
Account and Share Information........
Tax Information......................
Who Manages and Provides Services to the Fund?
How Does the Fund Measure Performance?
Who is Federated Investors, Inc.?....
Investment Ratings...................
Addresses............................


HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Federated Income Securities Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on January 24, 1986. The Trust may offer separate series of shares representing interests in separate portfolios of securities.

The Board of Trustees (the "Board") has established two classes of shares of the Fund, known as Institutional Shares and Institutional Service Shares. This SAI relates to both classes of Shares. The Fund changed its name from Federated Intermediate Income Fund to Federated Intermediate Corporate Bond Fund on March 10, 2004. The Fund's investment adviser is Federated Investment Management Company (Adviser).


INVESTMENT STRATEGIES

The Fund's average portfolio maturity represents an average based on the actual stated maturity dates of the debt securities in the Fund's portfolio, except that: (1) variable-rate securities are deemed to mature at the next interest-rate adjustment date, unless subject to a demand feature; (2) variable-rate securities subject to a demand feature are deemed to mature on the longer of the next interest-rate adjustment date or the date on which principal can be recovered through demand; (3) floating-rate securities subject to a demand feature are deemed to mature on the date on which the principal can be recovered through demand; (4) the maturity of mortgage-backed and certain other asset backed securities is determined on an "expected life" basis by the Adviser; and (5) the use of derivative contracts and certain Collateralized Mortgage Obligations (CMOs) for hedging transactions may cause certain securities to be deemed to have a longer or shorter maturity than they would otherwise have if such instruments were not used. In addition, a security that is subject to redemption at the option of the issuer on a particular date ("call date"), which is prior to the security's stated maturity, may be deemed to mature on the call date rather than on its stated maturity date. The call date of a security will be used to calculate average portfolio maturity when the Adviser reasonably anticipates, based upon information available to it, that the issuer will exercise its right to redeem the security. The average portfolio maturity of the Fund is dollar-weighted based upon the market value of the Fund's securities at the time of calculation.

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.
  A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
  The following describes the types of fixed income securities in which the Fund may invest:

Treasury Securities
Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.


Agency Securities
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.


Investors regard agency securities as having low credit risks, but not as low as Treasury securities. A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.




Corporate Debt Securities
Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Commercial Paper
Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.
Demand Instruments
Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.
Surplus Notes
Surplus notes are subordinated debt instruments issued by mutual and stock insurance companies. Mutual insurance companies generally issue surplus notes to raise capital. Stock insurance companies primarily issue surplus notes in transactions with affiliates. Surplus notes are treated by insurers as equity capital, or "surplus" for regulatory reporting purposes. Surplus notes typically are subordinated to any other debt.
Capital Securities
Capital securities are subordinated securities, generally with a 30-50 year maturity and a 5-10 year call protection. Dividend payments generally can be deferred by the issuer for up to 5 years. These securities generally are unsecured and subordinated to all senior debt securities of the issuer, therefore, principal and interest payments on capital securities are subject to a greater risk of default than senior debt securities.
Step Up Perpetual Subordinated Securities
Step up perpetual subordinated securities ("step ups") generally are structured as perpetual preferred securities (with no stated maturity) with a 10-year call option. If the issue is not called, however, the coupon increases or "steps up," generally 150 to 250 basis points depending on the issue and its country of jurisdiction. The step up interest rate acts as a punitive rate which would typically compel the issuer to call the security. Thus, these securities generally are priced as 10-year securities.

Municipal Securities
Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Fund may invest in taxable municipal securities.

Mortgage Backed Securities
Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.
  Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass- through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages. Collateralized Mortgage Obligations (CMOs)
CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class.
  The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools. Sequential CMOs
In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.
PACs, TACs and Companion Classes
More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

IOs and POs
CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.
Floaters and Inverse Floaters
Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.
Z Classes and Residual Classes
CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.

Asset Backed Securities
Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass-through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.

Zero Coupon Securities
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security. A zero coupon step-up security converts to a coupon security before final maturity.
  There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

Bank Instruments
Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Credit Enhancement
Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.
  Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Convertible Securities
Convertible securities are convertible preferred stock or convertible bonds that the Fund has the option to exchange for equity securities of the issuer at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its securities.
  Convertible preferred stock and convertible bonds pay or accrue interest or dividends at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a convertible bond must repay the principal amount of the bond, normally within a specified time. Convertible preferred stock and convertible bonds provide more income than equity securities.
  The Fund treats convertible securities as fixed income securities for purposes of its investment policies and limitations, because of their unique characteristics.


Foreign Securities
Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:
|X|   it is organized under the laws of, or has a principal office located in, another country;
|X|   the principal trading market for its securities is in another country; or
|X|   it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.
Foreign securities are primarily denominated in foreign currencies.
Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing.
Foreign Exchange Contracts
In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

Derivative Contracts
Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.


The Fund may trade in the following types of derivative contracts, including combinations thereof:

Futures Contracts
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded OTC are frequently referred to as forward contracts. The Fund can buy or sell financial futures, index futures and foreign currency forward contracts.

Options
Options are rights to buy or sell an underlying asset or instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of underlying assets or instruments, including financial indices, individual securities, and other derivative instruments, such as futures contracts. Options that are written on futures contracts will be subject to margin requirements similar to those applied to futures contracts.

The Fund may buy or sell the following types of options:

Call Options

A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. The Fund may use call options in the following ways:

|X|   Buy call options on indices, individual securities, index futures, currencies (both foreign and U.S. dollar) and financial futures in anticipation of an increase in the value of the underlying asset or instrument; and
|X|   Write call options on indices, portfolio securities, index futures, currencies (both foreign and U.S. dollar) and financial futures to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.
Put Options

A put option gives the holder the right to sell the underlying asset to the writer of the option. The Fund may use put options in the following ways:

|X|   Buy put options on indices, individual securities, index futures, currencies (both foreign and U.S. dollar) and financial futures in anticipation of a decrease in the value of the underlying asset; and
|X|   Write put options on indices, portfolio securities, index futures, currencies (both foreign and U.S. dollar) and financial futures to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.
The Fund may also buy or write options, as needed, to close out existing option positions.


Swaps
Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors and collars. Common swap agreements that the Fund may use include:

Interest Rate Swaps

Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount of fixed income securities, in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the London Interbank Offer Rate of interest (which fluctuates) on $10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million principal amount.

Caps And Floors

Caps and Floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (Cap) or below (Floor) a certain level in return for a fee from the other party.

Total Rate of Return Swaps

Total rate of return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.

Credit Default Swaps

A credit default swap is an agreement between two parties (the "Counterparties") whereby one party (the "Protection Buyer") agrees to make payments over the term of the CDS to another party (the "Protection Seller"), provided that no designated event of default (an "Event of Default") occurs on an underlying bond (the "Reference Bond") has occurred. If an Event of Default occurs, the Protection Seller must pay the Protection Buyer the full notional value, or "par value," of the Reference Bond in exchange for the Reference Bond or another similar bond issued by the issuer of the Reference Bond (the "Deliverable Bond"). The Counterparties agree to the characteristics of the Deliverable Bond at the time that they enter into the CDS. The Fund may be either the Protection Buyer or the Protection Seller in a CDS. Under normal circumstances, the Fund will enter into a CDS for hedging purposes (as Protection Buyer) or to generate additional income (as Protection Seller). If the Fund is a Protection Buyer and no Event of Default occurs, the Fund will lose its entire investment in the CDS (i.e., an amount equal to the payments made to the Protection Seller). However, if an Event of Default occurs, the Fund (as Protection Buyer) will deliver the Deliverable Bond and receive a payment equal to the full notional value of the Reference Bond, even though the Reference Bond may have little or no value. If the Fund is the Protection Seller and no Event of Default occurs, the Fund will receive a fixed rate of income throughout the term of the CDS. However, if an Event of Default occurs, the Fund (as Protection Seller) will pay the Protection Buyer the full notional value of the Reference Bond and receive the Deliverable Bond from the Protection Buyer. A CDS may involve greater risks than if the Fund invested directly in the Reference Bond. For example, a CDS may increase credit risk since the Fund has exposure to both the issuer of the Reference Bond and the Counterparty to the CDS.


Hybrid Instruments
Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater interest rate risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.


Credit Linked Notes
A credit linked note ("CLN") is a type of hybrid instrument in which a special purpose entity issues a structured note (the "Note Issuer") that is intended to replicate a corporate bond or a portfolio of corporate bonds. The purchaser of the CLN (the "Note Purchaser") invests a par amount and receives a payment during the term of the CLN that equals a fixed or floating rate of interest equivalent to a high rated funded asset (such as a bank certificate of deposit) plus an additional premium that relates to taking on the credit risk of an identified bond (the "Reference Bond"). Upon maturity of the CLN, the Note Purchaser will receive a payment equal to (i) the original par amount paid to the Note Issuer, if there is neither a designated event of default (an "Event of Default") with respect to the Reference Bond nor a restructuring of the issuer of the Reference Bond (a "Restructuring Event") or (ii) the value of the Reference Bond, if an Event of Default or a Restructuring Event has occurred. Depending upon the terms of the CLN, it is also possible that the Note Purchaser may be required to take physical deliver of the Reference Bond in the event of an Event of Default or a Restructuring Event.





Special Transactions

Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

For example, inter-fund lending is permitted only: (a) to meet shareholder redemption requests; and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.


Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.
  The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
  Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements
Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions
Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Dollar Rolls
Dollar rolls are transactions where the Fund sells mortgage backed securities with a commitment to buy similar, but not identical, mortgage backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage backed securities. Dollar rolls are subject to interest rate risks and credit risks.

Asset Coverage
In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Investing in Securities of Other Investment Companies
The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.
  The Fund may invest in mortgage backed securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. This other investment company is managed independently of the Fund and may incur additional administrative expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Fund may also invest in such securities directly.

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.


Interest Rate Risks
|X|   Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
|X|   Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks
|X|   Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.
|X|   Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.
|X|   Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
|X|   Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Call and Prepayment Risks
|X|   Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
|X|   If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities
   with lower interest rates, higher credit risks, or other less favorable characteristics.
|X|   Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.
|X|   Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.
|X|   The Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

Liquidity Risks
|X|   Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.
|X|   Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
|X|   Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.
|X|   OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Risks Associated with Complex CMOs
|X|   CMOs with complex or highly variable prepayment terms, such as companion classes, IOs, POs, Inverse Floaters and residuals, generally entail greater market, prepayment and liquidity risks than other mortgage backed securities. For example, their prices are more volatile and their trading market may be more limited.

Risks of Foreign Investing
|X|   Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.
|X|   Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.
|X|   Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

Currency Risks
|X|   Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.
|X|   The Adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

Leverage Risks
|X|   Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
|X|   Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

Risks of Investing in Derivative Contracts and Hybrid Instruments
The Fund's use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts and hybrid instruments in which the Fund invests may not be correlated with changes in the value of the underlying asset or if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivatives contracts and hybrid instruments may be mispriced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty. Finally, derivative contracts and hybrid instruments may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Derivative contracts and hybrid instruments may also involve other risks described in this prospectus, such as interest rate, credit, liquidity and leverage risks.




Fundamental Investment Objective
The Fund's investment objective is to provide current income. The investment objective may not be changed by the Fund's Board without shareholder approval.

INVESTMENT LIMITATIONS

Diversification
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Borrowing Money and Issuing Senior Securities
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940 Act).

Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Underwriting
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Concentration
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.
  The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Purchases on Margin
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Pledging Assets
The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Investing in Illiquid Securities
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.
  For purposes of the concentration limitation: (a) utility companies will be divided according to their services (for example, gas, gas transmission, electric and telephone will be considered a separate industry); (b) financial service companies will be classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance will each be considered a separate industry); and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute "concentration."

  As a matter of non-fundamental policy, for purposes of the commodities policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.


  Except with respect to borrowing money, if a percentage limitations is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.


DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:

|X|   futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the OTC market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
|X|   for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than
   60 days at the time of purchase may be valued at amortized cost; and
|X|   for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker/dealers or other financial institutions that trade the securities.

Trading in Foreign Securities
Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its net asset value (NAV), the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?

The Fund's NAV per Share fluctuates and is based on the market value of all securities and other assets of the Fund. The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor
(Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN (INSTITUTIONAL SERVICE SHARES)
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and distributing prospectuses and sales literature to prospective shareholders and financial institutions) and providing incentives to investment professionals to sell Shares. The Rule 12b-1 Plan allows the Distributor to contract with investment professionals to perform activities covered by the Plan. The Rule 12b-1 Plan is expected to benefit the Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses. In addition, the Plan is integral to the multiple class structure of the Fund, which promotes the sale of Shares by providing a range of options to investors. The Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.
  The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.
  For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SERVICE FEES
The Fund may pay fees not to exceed 0.25% of average daily net assets ("Service Fees") to investment professionals or to Federated Shareholder Services Company ("FSSC"), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying investment professionals directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate investment professionals.

SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees, in significant amounts, out of the assets of the Distributor. These fees do not come out of Fund assets. The Distributor may be reimbursed by the Adviser or its affiliates.
  These supplemental payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of services, sales support or marketing support furnished by the investment professional. In addition to these supplemental payments, an investment professional may also receive payments under the Rule 12b-1 Plan and/or Service fees.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.
  Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.
  Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.
  Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.
  In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.
  Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.

As of  June 1, 2004         (To be filed by amendment.)





TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax. The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund. The Fund is entitled to a loss carryforward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.

FOREIGN INVESTMENTS
If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.
  Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the income generated by the securities in the portfolio, whereas tax- basis income includes, in addition, gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.
  If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to federal income taxes upon disposition of PFIC investments.
  If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund will qualify for certain Code provisions that allow its shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?
BOARD OF TRUSTEES

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises two portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes:
Banknorth Funds-four portfolios; Golden Oak(R) Family of Funds-seven portfolios and WesMark Funds-five portfolios.

  As of June XX, 2004, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

Name Birth    Principal Occupation(s) for Past Five      Aggregate       Total
Date          Years, Other Directorships Held and        CompensatCompensation
Address       Previous Position(s)                       From       From Trust
Positions                                                Fund              and
Held with                                                (past       Federated
Trust Date                                               fiscal           Fund
Service                                                     year)      Complex
Began                                                                    (past
                                                                      calendar
                                                                         year)
John F.       Principal Occupations: Chairman and              $0           $0
Donahue*      Director or Trustee of the Federated
Birth Date:   Fund Complex; Chairman and Director,
July28,       Federated Investors, Inc. Previous
1924          Positions: Trustee, Federated Investment
CHAIRMAN      Management Company and Chairman and
AND TRUSTEE   Director, Federated Investment
Began         Counseling.
serving:
January1986

J.Christopher Principal Occupations: Principal                 $0           $0
Donahue*      Executive Officer and President of the
Birth Date:   Federated Fund Complex; Director or
April11,      Trustee of some of the Funds in the
1949          Federated Fund Complex; President, Chief
PRESIDENT     Executive Officer and Director,
AND TRUSTEE   Federated Investors, Inc.; Chairman and
Began         Trustee, Federated Investment Management
serving:      Company; Trustee, Federated Investment
January2000   Counseling; Chairman and Director,
              Federated Global Investment Management
              Corp.; Chairman, Federated Equity
              Management Company of Pennsylvania,
              Passport Research, Ltd. And Passport
              Research II, Ltd.; Trustee, Federated
              Shareholder Services Company; Director,
              Federated Services Company. Previous
              Positions: President, Federated
              Investment Counseling; President and
              Chief Executive Officer, Federated
              Investment Management Company, Federated
              Global Investment Management Corp. and
              Passport Research, Ltd.

Lawrence D.   Principal Occupations: Director or          $693.15     $148,500
Ellis,        Trustee of the Federated Fund Complex;
M.D.* Birth   Professor of Medicine, University of
Date:         Pittsburgh; Medical Director, University
October11,    of Pittsburgh Medical Center Downtown;
1932 3471     Hematologist, Oncologist and Internist,
Fifth         University of Pittsburgh Medical Center.
Avenue        Other Directorships Held: Member,
Suite 1111    National Board of Trustees, Leukemia
Pittsburgh,   Society of America. Previous Positions:
PA TRUSTEE    Trustee, University of Pittsburgh;
Began         Director, University of Pittsburgh
serving:      MedicalCenter.
August1987



* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

Name Birth     Principal Occupation(s) for Past Five     Aggregate       Total
Date Address   Years, Other Directorships Held and       CompensatCompensation
Positions      Previous Position(s)                      From       From Trust
Held with                                                Fund              and
Trust Date                                               (past       Federated
Service Began                                            fiscal           Fund
                                                            year)      Complex
                                                                         (past
                                                                      calendar
                                                                         year)
Thomas G.      Principal Occupation: Director or          $762.47     $163,350
Bigley Birth   Trustee of the Federated Fund Complex.
Date:          Other Directorships Held: Director,
February3,     Member of Executive Committee,
1934 15 Old    Children's Hospital of Pittsburgh;
Timber Trail   Director, University of Pittsburgh.
Pittsburgh,    Previous Position: Senior Partner, Ernst
PA TRUSTEE     & Young LLP.
Began
serving:
October1995

John T.        Principal Occupations: Director or         $762.47     $163,350
Conroy, Jr.    Trustee of the Federated Fund Complex;
Birth Date:    Chairman of the Board, Investment
June23, 1937   Properties Corporation; Partner or
Grubb &        Trustee in private real estate ventures
Ellis/Investmenin Southwest Florida. Previous
Properties     Positions: President, Investment
Corporation    Properties Corporation; Senior Vice
3838 Tamiami   President, JohnR. Wood and Associates,
Trail North    Inc., Realtors; President, Naples
Naples, FL     Property Management, Inc. and Northgate
TRUSTEE Began  Village Development Corporation.
serving:
November1991

Nicholas P.    Principal Occupation: Director or          $762.47     $163,350
Constantakis   Trustee of the Federated Fund Complex.
Birth Date:    Other Directorships Held: Director and
September3,    member of the Audit Committee, Michael
1939 175       Baker Corporation (engineering and
Woodshire      energy services worldwide). Previous
Drive          Position: Partner, Anderson Worldwide SC.
Pittsburgh,
PA TRUSTEE
Began
serving:
February1998

John F.        Principal Occupation: Director or          $693.15     $148,500
Cunningham     Trustee of the Federated Fund Complex.
Birth Date:    Other Directorships Held: Chairman,
March5, 1943   President and Chief Executive Officer,
353 El Brillo  Cunningham & Co., Inc. (strategic
Way Palm       business consulting); Trustee Associate,
Beach, FL      Boston College. Previous Positions:
TRUSTEE Began  Director, Redgate Communications and EMC
serving:       Corporation (computer storage systems);
January1999    Chairman of the Board and Chief
               Executive Officer, Computer Consoles,
               Inc.; President and Chief Operating
               Officer, Wang Laboratories; Director,
               First National Bank of Boston; Director,
               Apollo Computer, Inc.

Peter E.       Principal Occupation: Director or          $693.15     $148,500
Madden Birth   Trustee of the Federated Fund Complex;
Date:          Management Consultant. Other
March16, 1942  Directorships Held: Board of Overseers,
One Royal      Babson College. Previous Positions:
Palm Way 100   Representative, Commonwealth of
Royal Palm     Massachusetts General Court; President,
Way Palm       State Street Bank and Trust Company and
Beach, FL      State Street Corporation (retired);
TRUSTEE Began  Director, VISA USA and VISA
serving:       International; Chairman and Director,
November1991   Massachusetts Bankers Association;
               Director, Depository Trust Corporation;
               Director, The Boston Stock Exchange.

Charles F.     Principal Occupations: Director or         $762.47     $163,350
Mansfield,     Trustee of the Federated Fund Complex;
Jr. Birth      Management Consultant; Executive Vice
Date:          President, DVC Group, Inc. (marketing,
April10, 1945  communications and technology) (prior to
80 South Road  9/1/00). Previous Positions: Chief
Westhampton    Executive Officer, PBTC International
Beach, NY      Bank; Partner, Arthur Young & Company
TRUSTEE Began  (now Ernst & Young LLP); Chief Financial
serving:       Officer of Retail Banking Sector, Chase
January2000    Manhattan Bank; Senior Vice President,
               HSBC Bank USA (formerly, Marine Midland
               Bank); Vice President, Citibank;
               Assistant Professor of Banking and
               Finance, Frank G. Zarb School of
               Business, Hofstra University.

John E.        Principal Occupations: Director or         $831.80     $178,200
Murray, Jr.,   Trustee of the Federated Fund Complex;
J.D., S.J.D.   Chancellor and Law Professor, Duquesne
Birth Date:    University; Partner, Murray, Hogue &
December20,    Lannis. Other Directorships Held:
1932           Director, Michael Baker Corp.
Chancellor,    (engineering, construction, operations
Duquesne       and technical services). Previous
University     Positions: President, Duquesne
Pittsburgh,    University; Dean and Professor of Law,
PA TRUSTEE     University of Pittsburgh School of Law;
Began          Dean and Professor of Law, Villanova
serving:       University School of Law.
February1995

Marjorie P.    Principal Occupations: Director or         $693.15     $148,500
Smuts Birth    Trustee of the Federated Fund Complex;
Date: June21,  Public Relations/ Marketing
1935 4905      Consultant/Conference Coordinator.
Bayard Street  Previous Positions: National
Pittsburgh,    Spokesperson, Aluminum Company of
PA TRUSTEE     America; television producer; President,
Began          Marj Palmer Assoc.; Owner, Scandia Bord.
serving:
January1986


Name Birth     Principal Occupation(s) for Past Five     Aggregate       Total
Date Address   Years, Other Directorships Held and       CompensatCompensation
Positions      Previous Position(s)                      From       From Trust
Held with                                                Fund              and
Trust Date                                               (past       Federated
Service Began                                            fiscal           Fund
                                                            year)      Complex
                                                                         (past
                                                                      calendar
                                                                         year)
John S. Walsh  Principal Occupations: Director or         $693.15     $148,500
Birth Date:    Trustee of the Federated Fund Complex;
November28,    President and Director, Heat Wagon, Inc.
1957 2604      (manufacturer of construction temporary
William Drive  heaters); President and Director,
Valparaiso,    Manufacturers Products, Inc.
IN TRUSTEE     (distributor of portable construction
Began          heaters); President, Portable Heater
serving:       Parts, a division of Manufacturers
January2000    Products, Inc. Previous Position: Vice
               President, Walsh & Kelly, Inc.




OFFICERS**

Name Birth     Principal Occupation(s) and Previous Position(s)
Date
Positions
Held with
Trust Date
Service Began

John W.        Principal Occupations: Executive Vice President and Secretary
McGonigle      of the Federated Fund Complex; Executive Vice President,
Birth Date:    Secretary and Director, Federated Investors, Inc. Previous
October26,     Positions: Trustee, Federated Investment Management Company
1938           and Federated Investment Counseling; Director, Federated
EXECUTIVE      Global Investment Management Corp., Federated Services Company
VICE           and Federated Securities Corp.
PRESIDENT
AND
SECRETARY
Began
serving:
January1986

Richard        Principal Occupations: Principal Financial Officer and
J.Thomas       Treasurer of the Federated Fund Complex; Senior Vice
Birth Date:    President, Federated AdministrativeServices. Previous
June17, 1954   Positions: Vice President, Federated Administrative Services;
TREASURER      held various management positions within Funds Financial
Began          Services Division of Federated Investors, Inc.
serving:
November1998

Richard B.     Principal Occupations: Vice Chairman or Vice President of some
Fisher Birth   of the Funds in the Federated Fund Complex; Vice Chairman,
Date: May17,   Federated Investors, Inc.; Chairman, Federated Securities
1923 VICE      Corp. Previous Positions: President and Director or Trustee of
PRESIDENT      some of the Funds in the Federated Fund Complex; Executive
Began          Vice President, Federated Investors, Inc. and Director and
serving:       Chief Executive Officer, Federated Securities Corp.
January1986

William D.     Principal Occupations: Chief Investment Officer of this Fund
Dawson III     and various other Funds in the Federated Fund Complex;
Birth Date:    Executive Vice President, Federated Investment Counseling,
March3, 1949   Federated Global Investment Management Corp., Federated
CHIEF          Investment Management Company and Passport Research, Ltd.
INVESTMENT     Previous Positions: Executive Vice President and Senior Vice
OFFICER        President, Federated Investment Counseling Institutional
Began          Portfolio Management Services Division; Senior Vice President,
serving:       Federated Investment Management Company and Passport Research,
November1998   Ltd.

Joseph M.      Joseph M. Balestrino has been the Fund's Portfolio Manager
Balestrino     since January1994. He is Vice President of the Trust.
Birth Date:    Mr.Balestrino joined Federated in 1986 and has been a Senior
November3,     Portfolio Manager and Senior Vice President of the Fund's
1954 VICE      Adviser since 1998. He was a Portfolio Manager and a Vice
PRESIDENT      President of the Fund's Adviser from 1995 to 1998.
Began          Mr.Balestrino served as a Portfolio Manager and an Assistant
serving:       Vice President of the Adviser from 1993 to 1995. Mr.Balestrino
November1998   is a Chartered Financial Analyst and received his Master's
               Degree in Urban and Regional Planning from the University ofPittsburgh.

Randall S.     Randall S. Bauer is Vice President of the Trust. Mr.Bauer
Bauer Birth    joined Federated in 1989 and has been a Portfolio Manager and
Date:          a Vice President of the Fund's Adviser since 1994. Mr.Bauer is
November16,    a Chartered Financial Analyst and received his M.B.A. in
1957 VICE      Finance from Pennsylvania State University.
PRESIDENT
Began
serving:
November1998



**    Officers do not receive any compensation from the Fund.
Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer and Assistant Secretary of Federated and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne University, Pittsburgh, Pennsylvania, since May 12, 2000. Mr. John E. Murray, Jr., an Independent Trustee of the Fund, served as President of Duquesne from 1988 until his retirement from that position in 2001, and became Chancellor of Duquesne on August 15, 2001. It should be noted that Mr. Donahue abstains on any matter that comes before Duquesne's Board that affects Mr. Murray personally.


COMMITTEES of the board
Board  Committee    Committee Functions                                Meetings
CommittMembers                                                         Held
                                                                       During
                                                                       Last
                                                                       Fiscal
                                                                       Year
ExecutiJohn F.      In between meetings of the full Board, the         One
       Donahue      Executive Committee generally may exercise all
       John E.      the powers of the full Board in the management
       Murray,      and direction of the business and conduct of the
       Jr., J.D.,   affairs of the Trust in such manner as the
       S.J.D.       Executive Committee shall deem to be in the best
                    interests of the Trust. However, the Executive
                    Committee cannot elect or remove Board members, increase or decrease the number of Trustees, elect or remove any Officer, declare dividends, issue shares or recommend to shareholders any action requiring shareholder approval.

Audit  Thomas G.    The Audit Committee reviews and recommends to the  Four
       Bigley John  full Board the independent auditors to be
       T. Conroy,   selected to audit the Fund's financial
       Jr.          statements; meets with the independent auditors
       Nicholas P. periodically to review the results of the audits Constantakis and reports the results to the full Board;
       Charles F.   evaluates the independence of the auditors,
       Mansfield,   reviews legal and regulatory matters that may
       Jr.          have a material effect on the financial
                    statements, related compliance policies and programs, and the related reports received from regulators; reviews the Fund's internal audit function; reviews compliance with the Fund's code of conduct/ethics; reviews valuation issues;
                    monitors inter-fund lending transactions; reviews custody services and issues and investigates any matters brought to the Committee's attention that are within the scope of its duties.




Board ownership of shares in the fund and in the federated family of Investment companies AS OF dECEMBER 31, 2004
Interested Board   Dollar    Aggregate
Member Name        Range        Dollar
                   of         Range of
                   Shares       Shares
                   Owned      Owned in
                   in Fund   Federated
                             Family of
                            Investment
                             Companies
John F. Donahue       None        Over
                              $100,000
J.Christopher         None        Over
Donahue                       $100,000
Lawrence D.           None        Over
Ellis, M.D.                   $100,000

Independent Board
Member Name
Thomas G. Bigley      None        Over
                              $100,000
John T. Conroy,       None        Over
Jr.                           $100,000
Nicholas P.           None        Over
Constantakis                  $100,000
John F. Cunningham    None        Over
                              $100,000
Peter E. Madden       None        Over
                              $100,000
Charles F.            None   $50,001 -
Mansfield, Jr.                $100,000
John E. Murray,       None        Over
Jr., J.D., S.J.D.             $100,000
Marjorie P. Smuts     None        Over
                              $100,000
John S. Walsh         None        Over
                              $100,000



INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives and long-term performance; the Adviser's management philosophy, personnel, and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated funds.

In assessing the Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.

The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives a significant amount of information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; the Fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and transfer agent). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. Because the totality of circumstances includes considering the relationship of each Federated fund, the Board does not approach consideration of every Federated fund's advisory contract as if that were the only Federated fund offered by Federated.




Services Agreement
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.




Other Related Services
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

Code of Ethics Restrictions on Personal Trading

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.




Voting Proxies on Fund Portfolio Securities
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio. The Board has also approved the Adviser's policies and procedures for voting the proxies, which are described below.


Proxy Voting Policies
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted. Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors. However, whether the Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a "poison pill"). The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote: for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction. The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies. Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation. The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election. In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board. For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board. The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting. For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.


Proxy Voting Procedures
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies. The Adviser has hired Investor Responsibility Research Center (IRRC) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions. The Proxy Committee directs IRRC by means of Proxy Voting Guidelines, and IRRC may vote any proxy as directed in the Proxy Voting Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines). However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to IRRC. The Adviser's proxy voting procedures generally permit the Proxy Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.


Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund (and its shareholders) and those of the Adviser or Distributor. This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote. A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes. Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy Committee has exclusive authority to determine how the Adviser will vote. Any Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication. Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted. If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions. If the Proxy Voting Guidelines require the Proxy Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company. If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.




BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.




ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

                       Average Aggregate
Maximum                Daily
Administrative Fee     Net Assets of the
                       Federated Funds
0.150 of 1%            on the first $5
                       billion
0.125 of 1%            on the next $5 billion
0.100 of 1%            on the next $10
                       billion
0.075 of 1%            on assets over $20
                       billion

--------------------------------------------------------------------------

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

FAS also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.




CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.




TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, FSSC, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.




INDEPENDENT Auditors
The independent auditors for the Fund, Ernst & Young LLP, conducts its audits in accordance with auditing standards generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUND FOR SERVICES

For the Year Ended       2003          2002        2001
April30
Advisory Fee Earned   $1,559,267     $1,714,258 $1,636,420
Advisory Fee           400,970        413,075    314,520
Reduction
Advisory Fee            1,553          1,164       507
Reimbursement
Brokerage                 0              0          0
Commissions
Administrative Fee     234,514        257,997    246,445
12b-1 Fee:
  Institutional           0
  Service Shares
Shareholder Services
Fee:
  Institutional           0
  Shares
  Institutional        134,845
  Service Shares



Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.


HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.




Average Annual Total Returns and Yield
Total returns are given for the one-year, five-year and Start of Performance periods ended April XX, 2004.

Yield is given for the 30-day period ended April XX, 2004.



                30-Day    1     5     Start of
                Period    Year  Years Performance on
                                      12/20/1993
Institutional
Shares:
Total Return
  Before Taxes
  After Taxes
  on
  Distributions
  After Taxes
  on
  Distributions
  and Sale of
  Shares
Yield

                30-Day    1     5     Start of
                Period    Year  Years Performance on
                                      12/20/1993
Institutional
Service Shares:
Total Return
  Before Taxes
  After Taxes
  on
  Distributions
  After Taxes
  on
  Distributions
  and Sale of
  Shares
Yield





TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions. Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.


YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.




PERFORMANCE COMPARISONS
Advertising and sales literature may include:

|X|   references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;
|X|   charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
|X|   discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and
|X|   information about the mutual fund industry from sources such as the
   Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:


Lipper, Inc.
Lipper, Inc., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "short-term investment grade debt funds" category in advertising and sales literature.


Morningstar, Inc.,
Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.


Lehman Brothers Government/Credit Index
Lehman Brothers Government/Credit Index is comprised of approximately 5,000 issues which include nonconvertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, nonconvertible domestic bonds of companies in industry, public utilities, and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman Brothers, Inc. the index calculates total returns for one month, three month, twelve month, and ten year periods and year-to-date.


Lehman Brothers Credit Bond Index
Lehman Brothers Credit Bond Index is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt. Issues are rated at least Baa by Moody's Investors Service or BBB by Standard & Poor's, if unrated by Moody's. Collateralized Mortgage Obligations (CMOs) are not included. Total return comprises price appreciation/depreciation and income as a percentage of the original investment.


Lehman Brothers Intermediate Government/Credit Index
Lehman Brothers Intermediate Government/Credit Index is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and ten years.


WHO IS FEDERATED INVESTORS, INC.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.


Federated Funds overview



Municipal Funds
In the municipal sector, as of December 31, 2003, Federated managed 14 bond funds with approximately $3.8 billion in assets and 22 money market funds with approximately $23.0 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds
In the equity sector, Federated has more than 32 years' experience. As of December 31, 2003, Federated managed 36 equity funds totaling approximately $25.6 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds
In the corporate bond sector, as of December 31, 2003, Federated managed 11 money market funds and 4 bond funds with assets approximating $61.7 billion and $3.4 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 30 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.


Government Funds
In the government sector, as of December 31, 2003, Federated managed 7 mortgage backed, 3 multi-sector government funds, 4 government/agency and 19 government money market mutual funds, with assets approximating $4.9 billion, $0.9 billion, $2.9 billion and $56.2 billion, respectively. Federated trades approximately $90.4 billion in U.S. government and mortgage backed securities daily and places approximately $35 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $50 billion in government funds within these maturity ranges.


Money Market Funds
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 2003, Federated managed $136.2 billion in assets across 52 money market funds, including 19 government, 10 prime, 22 municipal and 1 euro-denominated with assets approximating $56.2 billion, $59.4 billion, $20.6 billion and $173.9 million, respectively.



The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: Global Equity-- Stephen F. Auth is responsible for overseeing the management of Federated's domestic and international equity products; Global Fixed Income--William D. Dawson III is responsible for overseeing the management of Federated's domestic and international fixed income and high yield products.


Mutual Fund Market
Forty-nine percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $6.2 trillion to the approximately 8,300 funds available, according to the Investment Company Institute.


Federated Clients Overview
Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:


Institutional Clients
Federated meets the needs of approximately 3,035 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.


Bank Marketing
Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C.
Pillion, Senior Vice President, Bank Marketing & Sales.


Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated funds are available to consumers through major brokerage firms nationwide--Federated has over 2,000 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.


INVESTMENT RATINGS

Standard and Poor's Long-Term Debt Rating Definitions
AAA--Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good credit quality. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment- grade category.

BB--Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B--Highly speculative. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favourable business and economic environment.

CCC, CC, C--High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favourable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.


Moody's Investors Service Commercial Paper Ratings
Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


Standard and Poor's Commercial Paper Ratings
A-1--A short-term obligation rated `A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2--A short-term obligation rated `A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.


Fitch Ratings Commercial Paper Rating Definitions
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under their national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2--Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country. However, the margin of safety is not as great as in the case of the higher ratings.
ADDRESSES

Federated Intermediate Corporate Bond Fund
(Formerly, Federated Intermediate Income Fund)
Institutional Shares
Institutional Service Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000


Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072



PART C.    OTHER INFORMATION.

Item 23.   Exhibits:
           (a)  (i)     Conformed copy of Restatement and Amendment
                        #8 to the Declaration of Trust of the
                        Registrant; (13)
                (ii)    Conformed copy of Amendment No. 9 to the
                        Restated and Amended Declaration of Trust of
                        the Registrant; (14)
(iii) Conformed copy of Amendment No. 10 to the Declaration of
                        Trust of the Registrant; (14)
(iv)  Conformed copy of Amendment No. 11 to the Declaration of
                        Trust of the Registrant (16)
(v)   Conformed copy of Amendment No. 12 to the Declaration of
                        Trust of the Registrant (17)
           (b)  (i)     Copy of Amended and Restated By-Laws of the
                        Registrant; (6)
                (ii)    Copy of Amendment No. 4 to the By-Laws of the
                        Registrant; (11)
                (iii)   Copy of Amendment No. 5 to the By-Laws of the
                        Registrant; (11)
                (iv)    Copy of Amendment No. 6 to the By-Laws of the
                        Registrant; (11)
                (v)     Copy of Amendment No. 7 to the By-Laws of the
                        Registrant; (11)
                (vi)     Copy of Amendment No. 8 to the By-Laws of the
                        Registrant; (15)
                (vii)   Copy of Amendment No. 9 to the By-Laws of the
                        Registrant (16)
           (c)          Copy of Specimen Certificate for Shares of
                        Beneficial Interest of the Registrant; (8)
           (d)  (i)     Conformed copy of Investment Advisory Contract
                        of the Registrant (including Exhibit A); (12)
(ii)  Conformed copy of Exhibit B to the Investment Advisory
                        Contract of the Registrant; (12)
(iii) Conformed copy of Exhibit C to the Investment Advisory
                        Contract of the Registrant; (14)
(iv)  Conformed copy of Exhibit D to the Investment Advisory
                        Contract of the Registrant (16)
                (v)     Conformed copy of Amendment to Investment
                        Advisory Contract of Registrant; (13)
                (vi)    Conformed copy of Investment Advisory Contract
                        of the Registrant (Federated Capital Income
                        Fund only); (15)
                (vii)   Conformed copy of Investment Sub-Advisory
                        Agreement of the Registrant (Federated Capital
                        Income Fund only); (15)
                (viii)  Conformed copy of Assignment of Investment
                        Advisory contract of the Registrant (Federated
                        Capital Income Fund only); (16)
                (ix)    Conformed copy of the Sub-Advisory Agreement
                        including Exhibit A of the Registrant(Federated
                        Capital Income Fund only); (16)
                (x)     Conformed copy of Assignment of Investment
                        Advisory Contract of the Registrant (Federated
                        Muni and Stock Advantage Fund only); (16)
                (xi)    Conformed copy of Sub-Advisory Agreement
                        including Exhibit A of the Registrant
                        (Federated Muni and Stock Advantage Fund only);
                        (16)
           (e)  (i)     Conformed copy of Distributor's Contract, of
                        the Registrant (including Exhibits A and B); 12
                (ii)    Conformed copy of Exhibit C to Distributor's
                        Contract of the Registrant; (8)
                (iii)   Conformed copy of Exhibit D to Distributor's
                        Contract of the Registrant; (8)
                (iv)    Conformed copy of Exhibit E to the
                        Distributor's Contract of the Registrant; (14)
                (v)     Conformed copy of Exhibit F to the
                        Distributor's Contract of the Registrant; (14)
                (vi)    Conformed copy of Exhibit G to the
                        Distributor's Contract of the Registrant; (15)
                (vii)   Conformed copy of Exhibit H to the
                        Distributor's Contract of the Registrant; (15)
(viii)     Conformed copy of Exhibit I to the Distributor's
                        Contract of the Registrant; (15)
(ix)  Conformed copy of Exhibit J, Exhibit K, Exhibit L and
                        Exhibit M to the Distributor's Contract of the
                        Registrant (16)
(x)   Conformed copy of Amendment to Distributor's Contract of
                        Registrant; (13)
(xi)  Conformed copy of Amendment dated October 01, 2003 to
                        Distributor's Contract of the Registrant (16)
                (xii)   Conformed copy of Distributor's Contract of the
                        Registrant (Class B Shares of Federated Capital
                        Income Fund only); (15)
                (xiii)  The Registrant hereby incorporates the
                        conformed copy of the specimen Mutual Funds
                        Sales and Service Agreement; Mutual Funds
                        Service Agreement; and Plan/Trustee Mutual
                        Funds Service Agreement from Item 24(b)(6) of
                        the Cash Trust Series II Registration Statement
                        on Form N-1A, filed with the Commission on July
                        24, 1995 (File Nos. 33-38550 and 811-6269);
           (f)          Not applicable;
           (g)  (i)     Conformed copy of Custodian Agreement of the
                        Registrant; (10)
                (ii)    Conformed copy of Custodian Fee Schedule; (11)
                (iii)   Conformed copy of Amendment to Custodian
                        Contract; (13)
           (h)  (i)     Conformed copy of Amended and Restated
                        Agreement for Fund Accounting Services,
                        Administrative Services, Shareholder Transfer
                        Agency Services and Custody Services
                        Procurement; (11)
                (ii)    Conformed copy of Amendment for Fund
                        Accounting Services, Administrative Services,
                        Shareholder Transfer Agency Services and
                        Custody Services Procurement; (13)
                (iii)   The Registrant hereby incorporates the
                        conformed copy of the Second Amended and
                        Restated Services Agreement from Item (h)(v)
                        of the Investment Series Funds, Inc.
                        Registration Statement on Form N-1A, filed
                        with the Commission on January 23, 2002 (File
                        Nos. 33-48847 and 811-07021).
                (iv)    Copy of Second Amended and Restated
                        Shareholder Services Agreement; (13)
                (v)     Conformed copy of Principal Shareholder
                        Services Agreement (Class B Shares of
                        Federated Capital Income Fund only); (15)
                (vi)    Conformed copy of Shareholder Services
                        Agreement (Class B Shares of Federated
                        Capital Income Fund only); (15)
                (vii)   The responses and exhibits described in Item
                        23(e)(xiii) are hereby incorporated by
                        reference;
                  (viii)   The Registrant hereby incorporates by
                        reference the conformed copy of the
                        Agreement for Administrative Services from
                        Item 23(h)(vix) of the Federated Index
                        Trust Registration Statement on form N-1A,
                        filed with the Commission on December 30,
                        2003. (File Nos. 33-33852 and 811-6061).
           (i)          Conformed copy of Opinion and Consent of
                        Counsel as to legality of shares being
                        registered; (13)
           (j)          Conformed copy of Consent of Independent
                        Auditors; (16)
           (k)          Not applicable;
           (l)          Not applicable;
           (m)  (i)     Conformed copy of Distribution Plan of the
                        Registrant (including Exhibit A); (15)
(ii)  Conformed copy of Exhibit B to Distribution Plan of the
                        Registrant; (7)
(iii) Conformed copy of Exhibit C to the Distribution Plan of the
                        Registrant; (14)
(iv)  Conformed copy of Exhibit D to the Distribution Plan of the
                        Registrant; (15)
(v)   Conformed copy of Exhibit E to the Distribution Plan of the
                        Registrant; (15)
(vi)  Conformed copy of Exhibit F, Exhibit G  and Exhibit H to the
                        Distribution Plan of the Registrant (16)
                (vii)   Conformed copy of Exhibit 1 Amendment to
                        Distribution Plan of the Registrant (Class B
                        Shares of Federated Capital Income Fund
                        only); (15)
                (viii)  The responses described in Item 23(e)(xiii)
                        are hereby incorporated by reference;
           (n)          Copy of the specimen Multiple Class Plan of
                        the Registrant; (15)
           (o)  (i)     Conformed copy of Power of Attorney of the
                        Registrant; (12)
                (ii)    Conformed copy of Power of Attorney of Chief
                        Investment Officer of the Registrant; (13)
                (iii)   Conformed copy of Power of Attorney of
                        Trustees of the Registrant; (13)
           (p)          The Registrant hereby incorporates the
                        conformed copy of the Code of Ethics for Access Persons from Item 23 (p) of the
                        Federated Institutional Trust Registration
                        Statement on Form N-1A filed with the
                        Commission on September 30, 2003 (File Nos.
                        33-54445 and 811-7193).


+     All exhibits are being filed electronically.
6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed April 30, 1993. (File Nos. 33-3164 and 811-4577).
7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed October 12, 1993. (File Nos. 33-3164 and 811-4577).
8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed June 7, 1994. (File Nos. 33-3164 and 811-4577).
10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed June 23, 1995. (File Nos. 33-3164 and 811-4577).
11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed June 29,
      1998. (File Nos. 33-3164 and 811-4577).
12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed August 26, 1999. (File Nos. 33-3164 and 811-4577).
13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed June 26,
      2002. (File Nos. 33-3164 and 811-4577).
14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 39 on Form N-1A filed May 29,
      2003. (File Nos. 33-3164 and 811-4577).
15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed June 30,
      2003. (File Nos. 33-3164 and 811-4577).
16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 42 on Form N-1A filed January 30, 2004. (File Nos. 33-3164 and 811-4577).
17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 43 on Form N-1A filed March 31, 2004. (File Nos. 33-3164 and 811-4577).

Item 24.   Persons Controlled by or Under Common Control with the Fund:

           None

Item 25.   Indemnification: (4)



Item 26.   Business and Other Connections of Investment Adviser:

           For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are: Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (a principal of the firm, Mark D. Olson & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.), 800 Delaware Avenue, P.O. Box 2305, Wilmington, DE 19899-2305.

The remaining Officers of the investment adviser are:

President/ Chief Executive Officer
and Trustee:                              Keith M. Schappert

Executive Vice President:                 William D. Dawson, III

Senior Vice Presidents:                   Joseph M. Balestrino
                                          Jonathan C. Conley
                                          Deborah A. Cunningham,
                                          Mark E. Durbiano
                                          Robert M. Kowit
                                          Jeffrey A. Kozemchak
                                          Susan M. Nason
                                          Mary Jo Ochson
                                          Robert J. Ostrowski
                                          Richard Tito

Vice Presidents:                          Todd A. Abraham
                                          J. Scott Albrecht
                                          Randall S. Bauer
                                          Nancy J.Belz
                                          G. Andrew Bonnewell
                                          Lee R. Cunningham, II
                                          B. Anthony Delserone,Jr.
Donald T. Ellenberger
                                          Eamonn G. Folan
                                          John T. Gentry
                                          Patricia L. Heagy
                                          Susan R. Hill
                                          Nikola A. Ivanov
                                          William R. Jamison


4.    Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 11 on Form N-1A filed June 25,
      1991. (File Nos. 33-3164 and 811-4577).

Vice Presidents cont.:                    Nathan H. Kehm
                                          John C. Kerber
                                          J. Andrew Kirschler
                                          Steven Lehman
                                          Marian R. Marinack
                                          Kevin McCloskey
                                          Natalie F. Metz
                                          Thomas J. Mitchell
                                          Joseph M. Natoli
                                          Mary Kay Pavuk
                                          Jeffrey A. Petro
                                          Ihab L. Salib
                                          Roberto Sanchez-Dahl, Sr.
                                          John Sidawi
                                          Michael W. Sirianni, Jr.
                                          Christopher Smith
                                          Timothy G. Trebilcock
                                          Paolo H. Valle
                                          Stephen J. Wagner
                                          Paige M. Wilhelm
                                          George B. Wright

Assistant Vice Presidents:                Lori Andrews
                                          Hanan Callas
                                          Jerome Conner
                                          James R. Crea, Jr.
                                          Karol M. Crummie
                                          Richard Cumberledge
                                          Richard J. Gallo
                                          Kathyrn P. Glass
                                          James Grant
                                          Tracey L. Lusk
                                          Ann Manley
                                          Karl Mocharko
                                          Teri Lynn Moore
                                          Bob Nolte
                                          Rae Ann Rice
                                          Brian Ruffner
                                          Kyle D. Stewart
                                          Mary Ellen Tesla
                                          Nichlas S. Tripodes

Secretary:                                G. Andrew Bonnewell

Treasurer:                                Thomas R. Donahue

Assistant Secretary:                      Jay S. Neuman


Assistant Treasurer:                      Denis McAuley, III

           The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.




Item 27.   Principal Underwriters:

           (a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the
                Registrant:

                Cash Trust Series, Inc.; Cash Trust Series
                II; Federated Adjustable Rate Securities
                Fund; Federated American Leaders Fund, Inc.;
                Federated Core Trust; Federated Core Trust
                II, L.P.; Federated Equity Funds; Federated
                Equity Income Fund, Inc.; Federated Fixed
                Income Securities, Inc.; Federated GNMA
                Trust; Federated Government Income
                Securities, Inc.; Federated High Income Bond
                Fund, Inc.; Federated High Yield Trust;
                Federated Income Securities Trust; Federated
                Income Trust; Federated Index Trust;
                Federated Institutional Trust; Federated
                Insurance Series; Federated International
                Series, Inc.; Federated Investment Series
                Funds, Inc.; Federated Limited Duration
                Government Fund, Inc.; Federated Managed
                Allocation Portfolios; Federated Municipal
                Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Securities Income Trust; Federated Premier Intermediate Municipal Income Fund; Federated Premier Municipal Income Fund; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Total Return Government Bond Fund; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund:
                1-3 Years; Federated U.S. Government
                Securities Fund: 2-5 Years; Federated World
                Investment Series, Inc.; Intermediate
                Municipal Trust; Edward Jones Money Market
                Fund; Edward Jones Tax Free Money Market
                Fund; Money Market Obligations Trust; Regions Morgan Keegan Select Funds and SouthTrust Funds.

        (b)

        (1)                    (2)                    (3)
Positions and Offices                          Positions and Offices
  With Distributor             Name              With Registrant
_____________________     _________________    ______________________

Chairman:                 Richard B. Fisher

President-Institutional
Sales and Director:       John B. Fisher

Executive Vice
Vice President, Assistant
Secretary and Director:   Thomas R. Donahue

President-Broker/Dealer
And Director:             James F. Getz

Senior Vice Presidents:   Mark W. Bloss
                          Richard W. Boyd
                          Laura M. Deger
                          Peter W. Eisenbrandt
                          Theodore Fadool, Jr.
        (1)                    (2)                    (3)
Positions and Offices                          Positions and Offices
  With Distributor             Name              With Registrant
_____________________     _________________    ______________________

Senior Vice Presidents cont.:                  Christopher Fives
                          James S. Hamilton
                          James M. Heaton
                          H. Joseph Kennedy
                          Amy Michaliszyn
                          Keith Nixon
                          Solon A. Person, IV
                          Ronald M. Petnuch
                          Thomas E. Territ
                          Robert F. Tousignant

Vice Presidents:          Irving Anderson
                          John B. Bohnet
                          Edward R. Bozek
                          Jane E. Broeren-Lambesis
                          Craig Burness
                          David J. Callahan
                          Mark Carroll
                          Dan Casey
                          Scott Charlton
                          Steven R. Cohen
                          Mary J. Combs
                          R. Edmond Connell, Jr.
                          Kevin J. Crenny
                          Daniel T. Culbertson
                          G. Michael Cullen
                          Rick A. DiBernardo
                          Robert J. Deuberry
                          Ron Dorman
                          William C. Doyle
                          Donald C. Edwards
                          Lee England
                          Timothy Franklin
                          Peter J. Germain
                          Joseph D. Gibbons
                          G. Tad Gullickson
                          Scott Gundersen
                          Dayna C. Haferkamp
                          Raymond J. Hanley
                          Vincent L. Harper, Jr.
                          Bruce E. Hastings
                          Teresa M. Johnson
                          Christopher L. Johnston
                          Stephen Kittel
                          Michael W. Koenig
                          Ed Koontz
                          Christopher A. Layton
                          Michael H. Liss
                          Michael R. Manning
                          Martin J. McCaffrey
                          Mary A. McCaffrey
                          Richard C. Mihm
                          Vincent T. Morrow
                          Alec H. Neilly
                          Rebecca Nelson
                          James E. Ostrowski
                          Thomas A. Peter III
                          Raleigh Peters
        (1)                    (2)                    (3)
Positions and Offices                          Positions and Offices
  With Distributor             Name              With Registrant
_____________________     _________________    ______________________

Vice Presidents cont.:    Robert F. Phillips
                          Richard A. Recker
                          Christopher Renwick
                          Brian S. Ronayne
                          Timothy A. Rosewicz
                          Thomas S. Schinabeck
                          Edward J. Segura
                          Peter Siconolfi
                          Edward L. Smith
                          David W. Spears
                          John A. Staley
                          Colin B. Starks
                          Jeffrey A. Stewart
                          Kevin Stutz
                          William C. Tustin
                          Paul A. Uhlman
                          G. Walter Whalen
                          Stephen White
                          Patrick M. Wiethorn
                          Edward J. Wojnarowski
                          Michael P. Wolff

Assistant Vice Presidents:                     Lisa A. Toma
                          Robert W. Bauman
                          Charles L. Davis, Jr.
                          Beth C. Dell
                          John T. Glickson
                          William Rose

Treasurer:                Denis McAuley, III

Secretary:                Stephen A. Keen

Assistant Secretaries:    Thomas R. Donahue
                          Peter J. Germain

The business address of each of the Officers of Federated
Securities Corp. is Federated Investors Tower, 1001 Liberty
Avenue, Pittsburgh, Pennsylvania 15222-3779.

        (c)    Not applicable



Item 28.   Location of Accounts and Records:

All accounts and records required to be maintained by Section
31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                          Reed Smith LLP
                                    Investment Management
                                    Group (IMG)
                                    Federated Investors Tower
                                    12th Floor
                                    1001 Liberty Avenue
                                    Pittsburgh, PA 15222-3779
                                    (Notices should be sent to the
                                    Agent for service at the above
                                    address)

                                    Federated Investors Funds
                                    5800 Corporate Drive
                                    Pittsburgh, PA 15237-7000

Federated Shareholder               P.O. Box 8600
Services Company                    Boston, MA 02266-8600
("Transfer Agent and Dividend
Disbursing Agent")

Federated Services Company          Federated Investors Tower
("Administrator")                   1001 Liberty Avenue
                                    Pittsburgh, PA  15222-3779

Passport Research II, Ltd.          Federated Investors Tower
("Adviser and Sub-Adviser of        1001 Liberty Avenue
Equity portion of portfolio")       Pittsburgh, PA  15222-3779

Federated Investment                Federated Investors Tower
Management Company                  1001 Liberty Avenue
("Sub-Adviser of Fixed-Income       Pittsburgh, PA 15222-3779
 portion of portfolio")


State Street Bank and               P.O. Box 8600
Trust Company ("Custodian")         Boston, MA 02266-8600


Item 29.   Management Services:  Not applicable.

Item 30....Undertakings:

           Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to removal of Trustees and the calling of special shareholder meetings by shareholders.

                            SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED INCOME SECURITIES TRUST, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 28th day of April, 2004.

                 FEDERATED INCOME SECURITIES TRUST

                By: /s/ Andrew P. Cross
                Andrew P. Cross, Assistant Secretary
                April 28, 2004

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME                                 TITLE              DATE

By:   /s/ Andrew P. Cross      Attorney In Fact       April 28, 2004
      Andrew P. Cross          For the Persons
      ASSISTANT SECRETARY      Listed Below

NAME                                 TITLE

John F. Donahue*                   Chairman and Trustee

J. Christopher Donahue*            President and Trustee
                                   (Principal Executive Officer)

William D. Dawson III*             Chief Investment Officer

Richard J. Thomas*                 Treasurer
                                   (Principal Financial Officer)

Thomas G. Bigley*                  Trustee

John T. Conroy, Jr.*               Trustee

Nicholas P. Constantakis*          Trustee

John F. Cunningham*                Trustee

Lawrence D. Ellis, M.D.*           Trustee

Peter E. Madden*                   Trustee

Charles F. Mansfield, Jr.*         Trustee

John E. Murray, Jr., J.D., S.J.D.*                          Trustee

Marjorie P. Smuts*                 Trustee

John S. Walsh*                     Trustee
* By Power of Attorney